Loans	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Loans
Note
5
. Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2026 Jan. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$100	$168	$306	$574
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	3	(9)	(23)	(29)
Changes in model	–	–	(63)	(63)
Net remeasurement (2)	(39)	31	65	57
Transfers (2)
– to 12-month ECL	36	(33)	(3)	–
– to lifetime ECL performing	(3)	7	(4)	–
– to lifetime ECL credit-impaired	–	(4)	4	–
Total provision for (reversal of) credit losses (3)	(3)	(8)	(24)	(35)
Write-offs	–	–	(3)	(3)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(10)	(10)
Foreign exchange and other	(1)	–	(2)	(3)
Balance at end of period	$96	$160	$269	$525
Personal
Balance at beginning of period	$247	$803	$185	$1,235
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	9	(11)	(8)	(10)
Changes in model	–	–	–	–
Net remeasurement (2)	(142)	197	130	185
Transfers (2)
– to 12-month ECL	154	(152)	(2)	–
– to lifetime ECL performing	(17)	20	(3)	–
– to lifetime ECL credit-impaired	(1)	(19)	20	–
Total provision for (reversal of) credit losses (3)	3	35	137	175
Write-offs	–	–	(147)	(147)
Recoveries	–	–	20	20
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	(1)	(5)	–	(6)
Balance at end of period	$249	$833	$193	$1,275
Credit card
Balance at beginning of period	$331	$717	$–	$1,048
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	5	(10)	–	(5)
Changes in model	(45)	87	–	42
Net remeasurement (2)	(201)	361	103	263
Transfers (2)
– to 12-month ECL	217	(217)	–	–
– to lifetime ECL performing	(25)	25	–	–
– to lifetime ECL credit-impaired	(1)	(102)	103	–
Total provision for (reversal of) credit losses (3)	(50)	144	206	300
Write-offs	–	–	(247)	(247)
Recoveries	–	–	41	41
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$281	$861	$–	$1,142
Business and government
Balance at beginning of period	$452	$932	$498	$1,882
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	6	(23)	(8)	(25)
Changes in model	–	–	–	–
Net remeasurement (2)	(52)	19	186	153
Transfers (2)
– to 12-month ECL	30	(29)	(1)	–
– to lifetime ECL performing	(17)	26	(9)	–
– to lifetime ECL credit-impaired	(3)	(30)	33	–
Total provision for (reversal of) credit losses (3)	(36)	(37)	201	128
Write-offs	–	–	(170)	(170)
Recoveries	–	–	7	7
Interest income on impaired loans	–	–	(27)	(27)
Foreign exchange and other	(9)	(18)	1	(26)
Balance at end of period	$407	$877	$510	$1,794
Total ECL allowance (4)	$1,033	$2,731	$972	$4,736
Comprises:
Loans	$895	$2,548	$966	$4,409
Undrawn credit facilities and other off-balance sheet exposures (5)	138	183	6	327
(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of ECL allowances before net remeasurement. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 4 to the interim consolidated financial statements for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at January 31,
2026, October 31, 2025 and January 31, 2025
and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2025 Oct. 31				2025 Jan. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$99	$158	$298	$555	$89	$126	$234	$449
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(8)	(18)	(22)	4	(5)	(15)	(16)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(37)	45	45	53	(38)	36	41	39
Transfers (2)
– to 12-month ECL	37	(35)	(2)	–	36	(35)	(1)	–
– to lifetime ECL performing	(3)	10	(7)	–	(2)	7	(5)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(2)	2	–
Total provision for (reversal of) credit losses (3)	1	10	20	31	–	1	22	23
Write-offs	–	–	(3)	(3)	–	–	(2)	(2)
Recoveries	–	–	–	–	–	–	3	3
Interest income on impaired loans	–	–	(9)	(9)	–	–	(8)	(8)
Foreign exchange and other	–	–	–	–	2	1	4	7
Balance at end of period	$100	$168	$306	$574	$91	$128	$253	$472
Personal
Balance at beginning of period	$253	$720	$184	$1,157	$247	$546	$190	$983
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	10	(15)	(4)	(9)	7	(5)	(7)	(5)
Changes in model	–	–	–	–	(20)	76	–	56
Net remeasurement (2)	(146)	237	117	208	(119)	187	112	180
Transfers (2)
– to 12-month ECL	150	(149)	(1)	–	128	(126)	(2)	–
– to lifetime ECL performing	(14)	18	(4)	–	(15)	23	(8)	–
– to lifetime ECL credit-impaired	(1)	(17)	18	–	(1)	(19)	20	–
Total provision for (reversal of) credit losses (3)	(1)	74	126	199	(20)	136	115	231
Write-offs	–	–	(138)	(138)	–	–	(138)	(138)
Recoveries	–	–	14	14	–	–	17	17
Interest income on impaired loans	–	–	(2)	(2)	–	–	(2)	(2)
Foreign exchange and other	(5)	9	1	5	1	(2)	5	4
Balance at end of period	$247	$803	$185	$1,235	$228	$680	$187	$1,095
Credit card
Balance at beginning of period	$337	$626	$–	$963	$295	$660	$–	$955
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	8	(9)	–	(1)	10	(5)	–	5
Changes in model	–	–	–	–	(26)	32	–	6
Net remeasurement (2)	(157)	337	94	274	(213)	264	112	163
Transfers (2)
– to 12-month ECL	163	(163)	–	–	232	(232)	–	–
– to lifetime ECL performing	(19)	19	–	–	(21)	21	–	–
– to lifetime ECL credit-impaired	(1)	(93)	94	–	–	(57)	57	–
Total provision for (reversal of) credit losses (3)	(6)	91	188	273	(18)	23	169	174
Write-offs	–	–	(227)	(227)	–	–	(204)	(204)
Recoveries	–	–	39	39	–	–	35	35
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$331	$717	$–	$1,048	$277	$683	$–	$960
Business and government
Balance at beginning of period	$422	$1,013	$478	$1,913	$265	$1,061	$401	$1,727
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	17	(48)	(19)	(50)	14	(22)	(21)	(29)
Changes in model	(6)	1	(4)	(9)	–	–	–	–
Net remeasurement (2)	(19)	38	142	161	(8)	79	103	174
Transfers (2)
– to 12-month ECL	46	(46)	–	–	47	(45)	(2)	–
– to lifetime ECL performing	(17)	19	(2)	–	(7)	9	(2)	–
– to lifetime ECL credit-impaired	–	(46)	46	–	–	(62)	62	–
Total provision for (reversal of) credit losses (3)	21	(82)	163	102	46	(41)	140	145
Write-offs	–	–	(153)	(153)	–	–	(77)	(77)
Recoveries	–	–	24	24	–	–	14	14
Interest income on impaired loans	–	–	(25)	(25)	–	–	(23)	(23)
Foreign exchange and other	9	1	11	21	9	37	17	63
Balance at end of period	$452	$932	$498	$1,882	$320	$1,057	$472	$1,849
Total ECL allowance (4)	$1,130	$2,620	$989	$4,739	$916	$2,548	$912	$4,376
Comprises:
Loans	$983	$2,427	$982	$4,392	$805	$2,396	$903	$4,104
Undrawn credit facilities and other off-balance sheet exposures (5)	147	193	7	347	111	152	9	272
See previous page for footnote
references.

Inputs, assumptions and model techniques
We continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in forecasting forward-looking information and estimating the impact that the macroeconomic environment, regarding trade policy uncertainty, including the extension of the Canada-U.S.-Mexico trade deal, as well as geopolitical events, will have on the level of ECL allowance and period-over-period volatility of the provision for credit losses. As a result, a heightened level of judgment in estimating ECLs in respect of all these elements, as discussed below, continued to be required. See Note 5 to our consolidated financial statements in our 2025 Annual Report and Note 2 to our interim consolidated financial statements for additional information concerning the significant estimates and credit judgment inherent in the estimation of ECL allowances.
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at January 31, 2026	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	1.3%	2.0%	1.8%	2.4%	0.4%	1.1%
United States	2.1%	1.8%	2.8%	2.7%	0.8%	1.0%
Unemployment rate
Canada (2)	6.4%	6.0%	6.0%	5.5%	7.0%	6.8%
United States	4.5%	4.1%	4.0%	3.5%	4.8%	4.5%
Canadian Housing Price Index growth (2)	1.4%	2.9%	5.0%	5.0%	(3.7)%	0.2%
Canadian household debt service ratio	14.6%	14.8%	14.4%	14.4%	15.2%	15.6%
West Texas Intermediate Oil Price (US$)	$65	$68	$71	$77	$51	$55

As at October 31, 2025
Real GDP year-over-year growth
Canada (2)	1.1%	2.0%	1.7%	2.4%	(0.4)%	1.1%
United States	2.0%	1.8%	2.8%	2.8%	0.7%	1.0%
Unemployment rate
Canada (2)	6.8%	6.1%	6.4%	5.5%	7.4%	7.0%
United States	4.4%	4.1%	3.9%	3.5%	5.0%	4.6%
Canadian Housing Price Index growth (2)	0.8%	2.7%	3.9%	4.7%	(3.7)%	(0.5)%
Canadian household debt service ratio	14.6%	14.7%	14.3%	14.4%	15.2%	15.6%
West Texas Intermediate Oil Price (US$)	$70	$67	$74	$83	$54	$58
(1)	The remaining forecast period is generally four years.
(2)
In our ECL calculation process, Canadian Real GDP year-over-year growth and Canadian unemployment rate are forecasted at the provincial level while Canadian Housing Price Index growth is forecasted at the municipal level. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations and uncertainties as at January 31, 2026, and October 31, 2025, respectively, and does not reflect changes in expectations that may have subsequently arisen. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons.
Our underlying base case projection as at January 31, 2026 continues to be characterized by slow real GDP growth and slightly lower, but still elevated unemployment rates in Canada, and slightly stronger growth in the U.S. in the near term. Consistent with October 31, 2025, our base case projections for Canada and the U.S. as at January 31, 2026 assume that current tariffs will remain in place in the near term, with some reductions negotiated by 2027, but not to levels that existed prior to the announcements of the new U.S. administration. Our base case also continues to assume that interest rates will hold at current levels through 2026, and remain at higher than pre-pandemic
levels.
Our downside case forecast as at January 31, 2026 assumes slower growth in Canada due to increasing economic uncertainty, while at October 31, 2025 our downside forecast assumed a recession in the near term and slower growth thereafter. Our downside case forecasts continue to be consistent with a more pronounced and longer lasting trade dispute between Canada and the U.S., including higher unemployment rates in Canada and lower business capital and consumer spending. Consistent with October 31, 2025, the downside case forecast for the U.S. assumes slow growth for the near term and reflects slower recoveries thereafter to lower levels of sustained economic activity and persistently higher unemployment rates. The upside scenario continues to reflect a better economic environment than the base case forecast.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. To address the significant uncertainties inherent in the current environment, we continue to utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized.
If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $327 million lower than the recognized ECL as at January 31, 2026 (October 31, 2025: $420 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $722 million higher than the recognized ECL as at January 31, 2026 (October 31, 2025: $853 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the significant increase in credit risk that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on our risk management probability of default (PD) bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2025 Annual Report for details on the CIBC risk categories
.
Loans
(1)

$ millions, as at					2026 Jan. 31					2025 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$170,817	$117	$–		$170,934	$171,983	$227	$–		$172,210
– Very low	87,343	688	–		88,031	85,628	1,171	–		86,799
– Low	12,069	2,502	–		14,571	10,987	2,749	–		13,736
– Medium	1,266	6,491	–		7,757	1,041	7,071	–		8,112
– High	12	1,925	–		1,937	11	1,859	–		1,870
– Default	–	–	1,230		1,230	–	–	1,097		1,097
– Not rated	2,737	182	206		3,125	2,808	183	218		3,209
Gross residential mortgages (3)(4)	274,244	11,905	1,436		287,585	272,458	13,260	1,315		287,033
ECL allowance	96	160	269		525	100	168	306		574
Net residential mortgages	274,148	11,745	1,167		287,060	272,358	13,092	1,009		286,459
Personal
– Exceptionally low	18,190	117	–		18,307	18,316	136	–		18,452
– Very low	10,716	258	–		10,974	10,794	324	–		11,118
– Low	7,083	1,572	–		8,655	6,404	2,104	–		8,508
– Medium	4,734	2,229	–		6,963	4,502	2,506	–		7,008
– High	743	929	–		1,672	759	922	–		1,681
– Default	–	–	279		279	–	–	253		253
– Not rated	740	37	37		814	779	30	37		846
Gross personal (4)	42,206	5,142	316		47,664	41,554	6,022	290		47,866
ECL allowance	225	781	193		1,199	222	749	185		1,156
Net personal	41,981	4,361	123		46,465	41,332	5,273	105		46,710
Credit card
– Exceptionally low	6,820	–	–		6,820	7,117	–	–		7,117
– Very low	1,777	–	–		1,777	443	–	–		443
– Low	7,106	179	–		7,285	6,727	380	–		7,107
– Medium	2,922	795	–		3,717	5,008	1,116	–		6,124
– High	116	1,344	–		1,460	6	594	–		600
– Default	–	–	–		–	–	–	–		–
– Not rated	180	7	–		187	184	6	–		190
Gross credit card	18,921	2,325	–		21,246	19,485	2,096	–		21,581
ECL allowance	253	793	–		1,046	302	640	–		942
Net credit card	18,668	1,532	–		20,200	19,183	1,456	–		20,639
Business and government
– Investment grade	121,354	929	–		122,283	119,315	875	–		120,190
– Non-investment grade	102,817	8,934	–		111,751	102,145	8,807	–		110,952
– Watchlist	56	3,988	–		4,044	61	3,901	–		3,962
– Default	–	–	2,042		2,042	–	–	2,031		2,031
– Not rated	272	13	–		285	269	12	–		281
Gross business and government (3)	224,499	13,864	2,042		240,405	221,790	13,595	2,031		237,416
ECL allowance	321	814	504		1,639	359	870	491		1,720
Net business and government	224,178	13,050	1,538		238,766	221,431	12,725	1,540		235,696
Total net amount of loans	$558,975	$30,688	$2,828		$592,491	$554,304	$32,546	$2,654		$589,504
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $22 million (October 31, 2025: $23 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $50 million were recognized as at January 31, 2026 (October 31, 2025: $52 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at January 31, 2026 and October 31, 2025. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $1 million (October 31, 2025: $2 million) which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $4 million (October 31, 2025: $3 million) of residential mortgages and $678 million (October 31, 2025: $560 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial),
Canadian
government agencies, or private insurers, as the determination of whether a SICR has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at				2026 Jan. 31				2025 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$179,957	$144	$–	$180,101	$176,040	$190	$–	$176,230
– Very low	19,032	451	–	19,483	14,237	572	–	14,809
– Low	11,175	1,127	–	12,302	14,867	1,705	–	16,572
– Medium	2,046	1,120	–	3,166	2,449	1,508	–	3,957
– High	458	569	–	1,027	545	422	–	967
– Default	–	–	49	49	–	–	46	46
– Not rated	593	8	–	601	620	8	–	628
Gross retail	213,261	3,419	49	216,729	208,758	4,405	46	213,209
ECL allowance	52	120	–	172	54	131	–	185
Net retail	213,209	3,299	49	216,557	208,704	4,274	46	213,024
Business and government
– Investment grade	182,088	625	–	182,713	179,496	579	–	180,075
– Non-investment grade	80,181	3,243	–	83,424	79,909	2,659	–	82,568
– Watch list	66	1,024	–	1,090	57	1,046	–	1,103
– Default	–	–	256	256	–	–	217	217
– Not rated	702	31	–	733	947	42	–	989
Gross business and government	263,037	4,923	256	268,216	260,409	4,326	217	264,952
ECL allowance	86	63	6	155	93	62	7	162
Net business and government	262,951	4,860	250	268,061	260,316	4,264	210	264,790
Total net undrawn credit facilities and other off-balance sheet exposures	$476,160	$8,159	$299	$484,618	$469,020	$8,538	$256	$477,814